Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-11960
Entity Registrant Name	ASTRAZENECA PLC
Incorporation Country Code	X0
Entity Address, Address Line One	1 Francis Crick Avenue
Entity Address, Address Line Two	Cambridge Biomedical Campus
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	CB2 0AA
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	London, United Kingdom
Entity Central Index Key	0000901832
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document and Entity Information
Contact Personnel Name	Matthew Bowden
Entity Registrant Name	AstraZeneca PLC
Entity Address, Address Line One	1 Francis Crick Avenue
Entity Address, Address Line Two	Cambridge Biomedical Campus
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	CB2 0AA
Entity Address, Country	GB
City Area Code	44 20
Local Phone Number	3749 5000
Ordinary Shares of 25¢ each
Document and Entity Information
Title of 12(b) Security	Ordinary Shares of 25¢ each
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,550,907,927
Preference shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	50,000
0.700% Notes due 2026
Document and Entity Information
Title of 12(b) Security	0.700% Notes due 2026
Trading Symbol	AZN 26
Security Exchange Name	NYSE
1.200% Notes due 2026
Document and Entity Information
Title of 12(b) Security	1.200% Notes due 2026
Trading Symbol	AZN 26A
Security Exchange Name	NYSE
3.125% Notes due 2027
Document and Entity Information
Title of 12(b) Security	3.125% Notes due 2027
Trading Symbol	AZN 27A
Security Exchange Name	NYSE
4.800% Notes due 2027
Document and Entity Information
Title of 12(b) Security	4.800% Notes due 2027
Trading Symbol	AZN 27B
Security Exchange Name	NYSE
1.750% Notes due 2028
Document and Entity Information
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	AZN 28
Security Exchange Name	NYSE
4.875% Notes due 2028
Document and Entity Information
Title of 12(b) Security	4.875% Notes due 2028
Trading Symbol	AZN 28A
Security Exchange Name	NYSE
4.000% Notes due 2029
Document and Entity Information
Title of 12(b) Security	4.000% Notes due 2029
Trading Symbol	AZN 29
Security Exchange Name	NYSE
4.850% Notes due 2029
Document and Entity Information
Title of 12(b) Security	4.850% Notes due 2029
Trading Symbol	AZN 29A
Security Exchange Name	NYSE
1.375% Notes due 2030
Document and Entity Information
Title of 12(b) Security	1.375% Notes due 2030
Trading Symbol	AZN 30
Security Exchange Name	NYSE
4.900% Notes due 2030
Document and Entity Information
Title of 12(b) Security	4.900% Notes due 2030
Trading Symbol	AZN 30A
Security Exchange Name	NYSE
2.250% Notes due 2031
Document and Entity Information
Title of 12(b) Security	2.250% Notes due 2031
Trading Symbol	AZN 31
Security Exchange Name	NYSE
4.900% Notes due 2031
Document and Entity Information
Title of 12(b) Security	4.900% Notes due 2031
Trading Symbol	AZN 31A
Security Exchange Name	NYSE
4.875% Notes due 2033
Document and Entity Information
Title of 12(b) Security	4.875% Notes due 2033
Trading Symbol	AZN 33
Security Exchange Name	NYSE
5.000% Notes due 2034
Document and Entity Information
Title of 12(b) Security	5.000% Notes due 2034
Trading Symbol	AZN 34
Security Exchange Name	NYSE
6.450% Notes due 2037
Document and Entity Information
Title of 12(b) Security	6.450% Notes due 2037
Trading Symbol	AZN 37
Security Exchange Name	NYSE
4.000% Notes due 2042
Document and Entity Information
Title of 12(b) Security	4.000% Notes due 2042
Trading Symbol	AZN 42
Security Exchange Name	NYSE
4.375% Notes due 2045
Document and Entity Information
Title of 12(b) Security	4.375% Notes due 2045
Trading Symbol	AZN 45
Security Exchange Name	NYSE
4.375% Notes due 2048
Document and Entity Information
Title of 12(b) Security	4.375% Notes due 2048
Trading Symbol	AZN 48
Security Exchange Name	NYSE
2.125% Notes due 2050
Document and Entity Information
Title of 12(b) Security	2.125% Notes due 2050
Trading Symbol	AZN 50
Security Exchange Name	NYSE
3.000% Notes due 2051
Document and Entity Information
Title of 12(b) Security	3.000% Notes due 2051
Trading Symbol	AZN 51
Security Exchange Name	NYSE